INVESTMENTS	12 Months Ended
Oct. 31, 2015
Investments Schedule [Abstract]
Investment [Text Block]

3.           INVESTMENTS

Short-term Investments

At October 31, 2015 and October 31, 2014, we had of certificates of deposit totaling $2,400,000 and $2,500,000, respectively.  Terms of the certificates of deposit generally range from greater than three months to nine months.

Investment in Videocon

Our investment in Videocon was classified as an "available-for-sale security" and reported at fair value, with unrealized gains and losses excluded from operations and reported as component of accumulated other comprehensive income (loss) in shareholders’ equity.  The original cost basis of $16,200,000 was determined using the specific identification method.  The fair value of the Videocon GDRs is based on the price on the Luxembourg Stock Exchange, which price is based on the underlying price of Videocon’s equity shares which are traded on stock exchanges in India with prices quoted in rupees.

ASC 320 “Investments-Debt and Equity Securities” (“ASC 320”) and SEC guidance on other than temporary impairments of certain investments in equity securities requires an evaluation to determine if the decline in fair value of an investment is either temporary or other than temporary.  Unless evidence exists to support a realizable value equal to or greater than the carrying cost of the investment, an other than temporary impairment should be recorded.  At each reporting period we assessed our investment in Videocon to determine if a decline that is other than temporary has occurred.  In evaluating our investment in Videocon during fiscal year 2014, we determined that based on both the duration and the continuing magnitude of the market price decline compared to the carrying cost, a write-down of the investment of approximately $63,000 should be recorded and a new cost basis of approximately $4,135,000 should be established.  On August 29, 2014, we exchanged the Videocon GDRs for 800,000 shares of our common stock, see Note 1 “Business and Funding – Description of Business – Unwinding of Business Relationship and Interest with Videocon”.  On a cumulative basis, we have recorded other than temporary impairments in our investment in Videocon GDRs of approximately $12,065,000.

The fair value of the Videocon GDRs on August 29, 2014, the date of disposition, was follows:

Investment in Videocon
Fair Value as of October 31, 2013	$4,197,341
Other than temporary impairment	(62,825)
Fair value of Videocon GDRs on date of disposition	$4,134,516